SHORT TERM INVESTMENTS (Tables)	12 Months Ended
Aug. 31, 2019
Short Term Investment Abstract
Disclosure of detailed information about short term investments explanatory [Table Text Block]
DESCRIPTION	INTEREST %	AUGUST 31, 2019	AUGUST 31, 2018
GIC - matured December 21, 2018	1.55%	$-	$25,000
GIC - matured August 27, 2019	2.00%	-	50,000
Equity securities in VIVO Cannabis Inc.		380	-
		$380	$75,000